Income and Expenses - Summary of Changes in Contract Liabilities and Unearned Revenues Accounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Balances at beginning of the years	₱ 18,895	₱ 17,114
Deferred during the year	123,975	135,982
Recognized as revenue during the year	(126,803)	(134,201)
Balances at end of the years	₱ 16,067	₱ 18,895